Related Party Balances and Transactions - Schedule of Transactions with Related Parties (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Service income	$ 504,187,849	¥ 3,510,054,957	¥ 3,535,275,780	¥ 3,642,183,767
Cost of revenues	129,533,621	901,787,168	2,735,428,296	880,845,857
Sales and marketing	40,307,897	280,615,518	540,550,282	431,749,549
Key Management and their Immediate Families [Member]
Related Party Transaction [Line Items]
Service income	$ 0	¥ 0	0	4,551
Alipay.com Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues			58,835,038	114,175,547
Sales and marketing			32,542,281	222,081,862
Zhima Credit Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues			9,265,375	21,435,176
Sales and marketing				16,033,107
Alibaba Cloud Computing Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues			30,297,435	23,173,116
Chongqing Alibaba Small Loan Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues				3,151,324
Ant Zhixin (Hangzhou) Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues			1,095,684
Guosheng Financial Holding Inc. [Member]
Related Party Transaction [Line Items]
Cost of revenues			42,900,685	56,746,787
Guosheng Securities Asset Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Cost of revenues			5,216,614	2,327,277
Alipay.com Co., Ltd. and Zhima Credit Management Co., Ltd [Member]
Related Party Transaction [Line Items]
Cost of revenues			147,610,831	221,009,227
Sales and marketing			¥ 32,542,281	¥ 238,114,969